Debt - Future Scheduled Maturities of Outstanding Notes Payable (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
2024	$ 15,503,807
2025	1,785,069
Long-Term Debt, Maturity, Year Two	709,653
2027	3,562,900
2028	26,035
Thereafter	74,132
Total	$ 21,661,596	$ 22,109,820